Annual Report

April 30, 2002

GOODWIN

Phoenix-Goodwin California Tax Exempt Bond Fund


[GRAPHICS OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      We are pleased to provide this annual report for Phoenix-Goodwin California Tax Exempt Bond Fund for the 12 months ended April 30, 2002. On the following pages, the fund's portfolio manager, Timothy Heaney, reviews the events of the last year that affected performance and provides an overview of the fund's investment strategy. We believe you will find his comments informative.

      As a firm, Phoenix Investment Partners has always encouraged investors to use a variety of styles and strategies to mitigate the pain associated with volatile markets. A diversified portfolio can help to offer protection by spreading investment risk across a broad spectrum of investment styles and asset classes. Less overlap or redundancy in a portfolio should translate into lower volatility and greater opportunity to participate in whatever style or asset class is currently in favor. Of course, diversification itself does not guarantee against a loss, and there can be no guarantee that a diversified portfolio will outperform a non-diversified portfolio.

      We recognize that it is important for investors to succeed in reaching their personal financial goals within the context of their risk tolerance and investment horizon. Your financial advisor can show you the benefits of asset allocation to help you shape an investment plan to meet your needs. Investors' biggest challenge is adopting an investing discipline and committing to it. As always, your financial advisor can provide the insight and wisdom to help keep you on track to meet your financial goals. To learn more about the markets and investing, ask your financial advisor to share Phoenix's exclusive "Investing Perspectives" presentation.

      If you have any questions about your account, please contact your financial advisor or a Phoenix Mutual Fund Services representative at 1-800-243-1574, option 4. To obtain current mutual fund prices and performance information, go to www.PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center." Take advantage of our new Investor Resources, including educational, tax and retirement topics. And now it's easier to access your account, get current prices and portfolio information, print service forms and view prospectuses.

Sincerely,

/s/ PHILIP R. MCLOUGHLIN
    Philip R. McLoughlin

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGER, TIMOTHY M. HEANEY, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The fund's investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as federal income tax, consistent with the preservation of capital.

Q: HOW DID THE FUND PERFORM FOR THE FISCAL YEAR ENDED APRIL 30, 2002?

A: Class A shares returned 7.43%, outperforming the peer average, and Class B shares earned 6.62%, in line with the peer average of 6.25% for a universe of 108 California municipal debt mutual funds, according to Lipper, Inc. The Lehman Brothers Aggregate Bond Index was up 7.84% for the year, and the Lehman Brothers California Municipal Bond Index rose 7.28% for the 12 months ended April 30, 2002.1 All return figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not a guarantee of future performance.

Q: WHAT CONTRIBUTED TO THE FUND'S STRONG RELATIVE PERFORMANCE?

A: Within the portfolio, we continue to emphasize higher quality bonds, and this contributed positively to overall performance over the past 12 months. As a result of the aftermath of California's energy crisis last year, the general economic slowdown, and a weakening in capital gains tax revenue, the state has seen credit risk premiums migrate higher since last year. This widening of credit spreads has benefited higher quality securities.

      Also, over the past 12 months, there has been a dramatic steepening of the tax-exempt yield curve. The result of this change in the yield curve has been strong performance of intermediate-term maturity bonds relative to longer- and shorter-term maturity bonds. The portfolio was well exposed to this segment of the yield curve, which further enhanced its return.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: California's outlook remains unsettled because of its current budget challenges and the continued economic softness the state is experiencing. Further, the uncertainty surrounding the timing of the proposed offering of power bonds needed to repay the state's general fund for its power purchases is putting pressure on its credit rating. In addition, the state continues to face mounting infrastructure and education needs, which will further pressure an estimated revenue shortfall of almost $24 billion in its combined 2002 and 2003 budget.

Q: HOW IS THE PORTFOLIO POSITIONED IN LIGHT OF YOUR CURRENT OUTLOOK?

A: Due to the uncertainty of California's economic recovery, the expected budget shortfall, and the timing of repayment for power purchases during the 2001 power crisis, we continue to focus portfolio holdings in high quality bonds. Further, as the municipal yield curve remains very steep by historical measures, we will look to move holdings into the long end of the municipal yield curve. These longer maturity bonds should allow the portfolio to take advantage of the higher yields offered by the steep yield curve and should protect the portfolio from a flattening in the yield curve if the Federal Reserve reverses its accommodative interest rate policy in the near term.

                                                                    MAY 15, 2002


1 THE LEHMAN BROTHERS AGGREGATE BOND INDEX MEASURES BROAD BOND MARKET TOTAL
  RETURN PERFORMANCE, AND THE LEHMAN BROTHERS CALIFORNIA MUNICIPAL BOND INDEX MEASURES LONG-TERM, INVESTMENT GRADE, TAX-EXEMPT CALIFORNIA MUNICIPAL BOND TOTAL RETURN PERFORMANCE. THE INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

Phoenix-Goodwin California Tax Exempt Bond Fund

TOTAL RETURNS 1                                           PERIODS ENDING 4/30/02

                                                                                            INCEPTION      INCEPTION
                                                         1 YEAR      5 YEARS     10 YEARS   TO 4/30/02       DATE
                                                         ------      -------     --------   ----------     ---------
        Class A Shares at NAV 2                           7.43%       5.70%        5.93%          --             --
        Class A Shares at POP 3                           2.32        4.68         5.42           --             --

        Class B Shares at NAV 2                           6.62        4.92           --         5.10%       7/26/94
        Class B Shares with CDSC 4                        2.62        4.92           --         5.10        7/26/94

        Lehman Brothers California Municipal Bond Index 7 7.28        6.52           NA         6.78         Note 5

        Lehman Brothers Aggregate Bond Index 8            7.84        7.66         7.51         7.68         Note 5

        Lehman Brothers Municipal Bond Index 9            7.00        6.46         6.81         6.63         Note 5

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 4.75% sales charge.

4 CDSC (contingent deferred sales charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a five year period.

5 Index information from 7/29/94 to 4/30/02 for Class B.

6 This chart illustrates POP returns on Class A Shares for ten years. Returns on Class B Shares will vary due to differing sales charges.

7 The Lehman Brothers California Municipal Bond Index is a measure of long-term, investment-grade, tax-exempt California municipal bond total return performance. The index's performance does not reflect sales charges. The starting point of the index is $10,702 which is equal to the value of Class A Shares on the index inception date.

8 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of broad bond market total return performance and is provided for general comparative purposes. The index has replaced the Lehman Brothers Municipal Bond Index to provide a broader measure of bond market performance. The index's performance does not reflect sales charges.

9 The Lehman Brothers Municipal Bond Index is an unmanaged, commonly used measure of long-term, investment-grade tax exempt municipal bond total return performance and is provided for general comparative purposes. The index's performance does not reflect sales charges.

  All returns represent past performance which may not be indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

GROWTH OF $10,000                                            PERIODS ENDING 4/30


                        Phoenix-Goodwin           Lehman Brothers
                    California Tax Exempt      California Municipal            Lehman Brothers                 Lehman Brothers
                     Bond Fund Class A 6          Bond Index 7              Aggregate Bond Index 8         Municipal Bond Index 9
  4/30/92                $9,525.00                                               $10,000.00                       $10,000.00
  4/30/93                10,513.20                                                11,326.10                        11,264.90
  4/29/94                10,702.40                   10,702.40                    11,422.70                        11,507.60
  4/28/95                11,380.80                   11,437.20                    12,258.00                        12,273.30
  4/30/96                12,168.60                   12,376.70                    13,318.20                        13,249.30
  4/30/97                12,844.80                   13,240.50                    14,261.50                        14,130.00
  4/30/98                13,980.20                   14,537.40                    15,817.10                        15,443.60
  4/30/99                14,807.60                   15,622.90                    16,810.00                        16,516.00
  4/28/00                14,485.80                   15,406.10                    17,021.10                        16,363.30
  4/30/01                15,777.80                   16,925.20                    19,129.10                        18,061.50
  4/30/02                16,949.50                   18,157.80                    20,628.60                        19,326.20

SECTOR WEIGHTINGS 4/30/02
As a percentage of bond holdings

Pre-Refunded        General Obligation   Municipal Utility District   General      Development   Power      Health     Other
      30%                  22                        12                  9             7           6          4          10

This Growth of $10,000 chart assumes an initial investment of $10,000 made on 4/30/92 in Class A shares and reflects the maximum sales charge of 4.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

Phoenix-Goodwin California Tax Exempt Bond Fund

  TEN LARGEST HOLDINGS AT APRIL 30, 2002 (AS A PERCENTAGE OF TOTAL NET ASSETS)

 1. Riverside County Series A                         7.3%
    PRE-REFUNDED BOND
 2. Los Angeles Wastewater System Series D            6.8%
    MUNICIPAL UTILITY DISTRICT REVENUE BOND
 3. Culver City Redevelopment Financing Authority     5.8%
    DEVELOPMENT REVENUE BOND
 4. MSR Public Power Agency Series D                  5.8%
    PRE-REFUNDED BOND
 5. Redwood City Elementary School District           5.6%
    GENERAL OBLIGATION BOND

 6. Huntington Park Redevelopment Agency              4.6%
    PRE-REFUNDED BOND
 7. Anaheim Public Financing Authority Series C       4.1%
    GENERAL REVENUE BOND
 8. Walnut Valley Unified School District Series A    4.0%
    GENERAL OBLIGATION BOND
 9. Fresno Sewer System Series A-1                    3.3%
    WATER & SEWER REVENUE BOND
10. Chino Basin Financing Authority                   3.1%
    MUNICIPAL UTILITY DISTRICT REVENUE

                          INVESTMENTS AT APRIL 30, 2002

                                              STANDARD
                                              & POOR'S    PAR
                                               RATING    VALUE
                                             (Unaudited) (000)        VALUE
                                             ----------- -----    --------------
MUNICIPAL TAX-EXEMPT BONDS--98.3%

AIRPORT REVENUE--1.5%
San Francisco Airport 6.25%, 5/1/10
(FGIC Insured) ................................  AAA     $1,000   $ 1,076,030

DEVELOPMENT REVENUE--7.2%
Culver City Redevelopment Financing
Authority 4.60%, 11/1/20 (AMBAC Insured) ......  AAA      4,500     4,242,465

San Diego Redevelopment Agency Series B
5.35%, 9/1/24 (AMBAC Insured) .................  AAA      1,000     1,015,340
                                                                  -----------
                                                                    5,257,805
                                                                  -----------

GENERAL OBLIGATION--22.6%
California State 5.50%, 4/1/08
(MBIA Insured) ................................  AAA      1,500     1,652,805

California State 4.50%, 12/1/21
(FGIC Insured) ................................  AAA      1,000       921,460

Puerto Rico Commonwealth 5.25%, 7/1/18
(MBIA / IBC Insured) ..........................  AAA      1,250     1,340,288

Redwood City Elementary School District
5%, 8/1/15 (FGIC Insured) .....................  AAA      3,875     4,097,386

San Diego Unified School District Series A
0%, 7/1/20 (FGIC Insured) .....................  AAA      2,120       783,043

San Marino United School District Series B
5.25%, 7/1/19 (FSA Insured) ...................  AAA      1,340     1,403,382


                                              STANDARD
                                              & POOR'S    PAR
                                               RATING    VALUE
                                             (Unaudited) (000)        VALUE
                                             ----------- -----    --------------
GENERAL OBLIGATION--CONTINUED
Tahoe Truckee Unified School District 5.25%,
8/1/17 (MBIA Insured) .........................  AAA     $1,670   $ 1,785,798

Walnut Valley Unified School District
Series A 0%, 8/1/19 (MBIA Insured) ............  AAA      8,480     2,903,043

West Contra Costa Unified School District
Series A 5.45%, 2/1/18 (MBIA Insured) .........  AAA      1,435     1,551,881
                                                                  -----------
                                                                   16,439,086
                                                                  -----------

GENERAL REVENUE--7.8%
Anaheim Public Financing Authority Series C
6%, 9/1/16 (FSA Insured) ......................  AAA      2,600     3,002,142

Orange County Recovery COP Series A
5.80%, 7/1/16 (MBIA Insured) ..................  AAA      1,500     1,633,290

San Mateo County Joint Powers Authority
5.125%, 7/1/18 (MBIA Insured) .................  AAA      1,000     1,046,430
                                                                  -----------
                                                                    5,681,862
                                                                  -----------

MEDICAL REVENUE--4.1%
California Health Facilities Financing Authority
Series A 7.30%, 11/1/20 (CA Mortgage
Insured) ......................................  A+       1,400     1,421,224

California Health Facilities Financing Authority
Series A 6.25%, 7/1/22 ........................  A+       1,500     1,535,505
                                                                  -----------
                                                                    2,956,729
                                                                  -----------

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                                              STANDARD
                                              & POOR'S    PAR
                                               RATING    VALUE
                                             (Unaudited) (000)        VALUE
                                             ----------- -----    --------------
MULTIFAMILY REVENUE--2.8%
Los Angeles Community Redevelopment
Agency Series A 6.55%, 1/1/27 (AMBAC/FHA
Insured) ......................................  AAA     $2,000   $ 2,082,200

MUNICIPAL UTILITY DISTRICT REVENUE--12.3%
Chino Basin Financing Authority 5.90%, 8/1/11
(AMBAC Insured) ...............................  AAA      2,000     2,288,620

Los Angeles Wastewater System Series D
4.70%, 11/1/17 (FGIC Insured) .................  AAA      5,000     4,966,550

Sacramento Municipal Utility District Electric
Series K 5.75%, 7/1/18 (AMBAC Insured) ........  AAA      1,500     1,674,960
                                                                  -----------
                                                                    8,930,130
                                                                  -----------

POWER REVENUE--6.3%
Los Angeles Water and Power Series A-A-2
5.375%, 7/1/21 (MBIA Insured) .................  AAA      2,000     2,053,420

Northern California Power Agency Series A
5.20%, 7/1/32 (MBIA Insured) ..................  AAA      1,120     1,115,979

Sacramento Cogeneration Authority Project
6.375%, 7/1/10 ................................  BBB        500       540,305

Southern California Public Power Authority
5.50%, 7/1/20 .................................   A         915       916,547
                                                                  -----------
                                                                    4,626,251
                                                                  -----------

PRE-REFUNDED--29.7%
Covina Community Redevelopment Agency
8.80%, 1/1/08(b) ..............................  NR         895     1,053,236

Hayward Hospital  (St. Rose Hospital) 10%,
10/1/04(b) ....................................  AAA        235       259,198

Huntington Park Redevelopment Agency
Series A 8%, 12/1/19 (FHA/VA/PRIV MTGS
Insured)(b) ...................................  AAA      2,400     3,330,120

Los Angeles Harbor Department 7.60%,
10/1/18(b) ....................................  AAA      1,075     1,364,325


                                              STANDARD
                                              & POOR'S    PAR
                                               RATING    VALUE
                                             (Unaudited) (000)        VALUE
                                             ----------- -----    --------------
PRE-REFUNDED--CONTINUED
MSR Public Power Agency Series D 6.75%,
7/1/20 (MBIA Insured)(b) ......................  AAA     $3,500   $ 4,218,410

Northern California Power Agency 7.50%,
7/1/23, Prerefunded 7/1/21 @100 (AMBAC
Insured) ......................................  AAA        195       256,121

Pomona Unified School District G.O. Series C
5.60%, 8/1/12 (MBIA Insured)(b) ...............  AAA      1,500     1,706,775

Puerto Rico Highway and Transportation
Authority Series T 6.625%, 7/1/18,
Prerefunded 7/1/02 @101 1/2 ...................   A         800       818,784

Riverside County Series A 7.80%, 5/1/21
(GNMA Collateralized)(b) ......................  AAA      4,000     5,346,320

Riverside County Series B 8.625%, 5/1/16
(GNMA Collaterlized)(b) .......................  AAA        700       975,884

Sacramento Cogeneration Authority Project
6.375%, 7/1/10, Prerefunded 7/1/05 @102 .......  AAA        500       566,445

Torrance Hospital 7.10%, 12/1/15, Prerefunded
12/1/05 @100 ..................................  AAA      1,505     1,691,740
                                                                  -----------
                                                                   21,587,358
                                                                  -----------

WATER & SEWER REVENUE--4.0%
Delta Diablo Sanitation District COP 0%,
12/1/16 (MBIA Insured) ........................  AAA      1,070       509,876

Fresno Sewer System Series A-1 4.75%,
9/1/21 (AMBAC Insured) ........................  AAA      2,500     2,408,125
                                                                  -----------
                                                                    2,918,001
                                                                  -----------

-----------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $66,272,736)                                      71,555,452
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.3%
(IDENTIFIED COST $66,272,736)                                      71,555,452(a)

Other assets and liabilities, net--1.7%                             1,212,750
                                                                  -----------
NET ASSETS--100.0%                                                $72,768,202
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,719,598 and gross depreciation of $436,882 for federal income tax purposes. At April 30, 2002, the aggregate cost of securities for federal income tax purposes was $66,272,736.

(b) Escrowed to Maturity.

    At April 30, 2002, the concentration of the Fund's investments by state or territory, determined as a percentage of net assets, is as follows:
    California 95% and Puerto Rico 3%. At April 30, 2002, 86.3% of net assets are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA, 30%, AMBAC, 19%, and FGIC, 16%.

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 2002

ASSETS
Investment securities at value
   (Identified cost $66,272,736)                  $71,555,452
Cash                                                  117,886
Receivables
   Interest                                         1,270,084
   Fund shares sold                                       841
Prepaid expenses                                          355
                                                  -----------
     Total assets                                  72,944,618
                                                  -----------
LIABILITIES
Payables
   Dividend distributions                              50,303
   Professional fee                                    28,722
   Investment advisory fee                             26,720
   Printing fee                                        19,323
   Distribution fee                                    15,904
   Transfer agent fee                                  10,680
   Financial agent fee                                  8,009
   Trustees' fee                                        5,056
Accrued expenses                                       11,699
                                                  -----------
     Total liabilities                                176,416
                                                  -----------
NET ASSETS                                        $72,768,202
                                                  ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                             $67,200,859
Distributions in excess of net
  investment income                                   (47,546)
Accumulated net realized gain                         332,173
Net unrealized appreciation                         5,282,716
                                                  -----------
NET ASSETS                                        $72,768,202
                                                  ===========
CLASS A
Shares of beneficial interest outstanding,
  no par value, unlimited authorization
  (Net Assets $71,036,887)                          5,541,264
Net asset value per share                              $12.82
Offering price per share $12.82/(1-4.75%)              $13.46

CLASS B
Shares of beneficial interest outstanding,
  no par value, unlimited authorization
  (Net Assets $1,731,315)                             134,822
Net asset value and offering price per share           $12.84

                             STATEMENT OF OPERATIONS
                            YEAR ENDED APRIL 30, 2002

INVESTMENT INCOME
Interest                                     $3,981,675
                                             ----------
     Total investment income                  3,981,675
                                             ----------
EXPENSES
Investment advisory fee                         340,164
Distribution fee, Class A                       184,489
Distribution fee, Class B                        17,965
Financial agent fee                              97,815
Transfer agent                                   61,408
Printing                                         31,239
Professional                                     28,723
Trustees                                         27,424
Registration                                     24,473
Custodian                                        13,594
Miscellaneous                                    18,928
                                             ----------
     Total expenses                             846,222
     Custodian fees paid indirectly              (4,257)
                                             ----------
     Net expenses                               841,965
                                             ----------
NET INVESTMENT INCOME                         3,139,710
                                             ----------

NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                 804,286
Net change in unrealized appreciation
  (depreciation) on investments               1,549,640
                                             ----------
NET GAIN ON INVESTMENTS                       2,353,926
                                             ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                            $5,493,636
                                             ==========

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Year Ended         Year Ended
                                                                                  4/30/02           4/30/01
                                                                               -----------       ------------
FROM OPERATIONS
   Net investment income (loss)                                                $ 3,139,710       $  3,546,302
   Net realized gain (loss)                                                        804,286            371,610
   Net change in unrealized appreciation (depreciation)                          1,549,640          2,806,962
                                                                               -----------       ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   5,493,636          6,724,874
                                                                               -----------       ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                               (3,069,849)        (3,479,388)
   Net investment income, Class B                                                  (61,242)           (58,517)
   Net realized short-term gains, Class A                                          (61,262)                --
   Net realized short-term gains, Class B                                           (1,487)                --
   Net realized long-term gains, Class A                                          (442,200)          (614,139)
   Net realized long-term gains, Class B                                           (10,732)           (11,940)
                                                                               -----------       ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                    (3,646,772)        (4,163,984)
                                                                               -----------       ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (373,013 and 178,518 shares, respectively)      4,841,794          2,273,048

   Net asset value of shares issued from reinvestment of distributions
     (138,229 and 149,736 shares, respectively)                                  1,771,451          1,890,217
   Cost of shares repurchased (1,007,812 and 662,110 shares, respectively)     (13,053,746)        (8,268,731)
                                                                               -----------       ------------
Total                                                                           (6,440,501)        (4,105,466)
                                                                               -----------       ------------
CLASS B
   Proceeds from sales of shares (3,288 and 68,651 shares, respectively)            42,974            876,342
   Net asset value of shares issued from reinvestment of distributions
     (1,847 and 2,744 shares, respectively)                                         23,681             34,690
   Cost of shares repurchased (12,897 and 72,152 shares, respectively)            (169,872)          (907,008)
                                                                               -----------       ------------
Total                                                                             (103,217)             4,024
                                                                               -----------       ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                    (6,543,718)        (4,101,442)
                                                                               -----------       ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                        (4,696,854)        (1,540,552)

NET ASSETS
   Beginning of period                                                          77,465,056         79,005,608
                                                                               -----------       ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
     INVESTMENT INCOME (LOSS) OF ($47,546) AND ($56,165), RESPECTIVELY]        $72,768,202       $ 77,465,056
                                                                               ===========       ============

                        See Notes to Financial Statements

Phoenix-Goodwin California Tax Exempt Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                       CLASS A
                                                              ------------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                              ------------------------------------------------------------
                                                               2002         2001          2000         1999          1998
Net asset value, beginning of period                          $12.53       $12.13        $13.18       $13.12        $12.72
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                 0.54         0.57          0.60         0.64          0.65
   Net realized and unrealized gain (loss)                      0.38         0.50         (0.90)        0.11          0.47
                                                              ------       ------        ------       ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                           0.92         1.07         (0.30)        0.75          1.12
                                                              ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.54)       (0.57)        (0.60)       (0.63)        (0.65)
   Distributions from net realized gains                       (0.09)       (0.10)        (0.15)       (0.06)        (0.07)
                                                              ------       ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                                       (0.63)       (0.67)        (0.75)       (0.69)        (0.72)
                                                              ------       ------        ------       ------        ------
   Change in net asset value                                    0.29         0.40         (1.05)        0.06          0.40
                                                              ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $12.82       $12.53        $12.13       $13.18        $13.12
                                                              ======       ======        ======       ======        ======
Total return(1)                                                 7.43%        8.92%        (2.17)%       5.92%         8.84%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                     $71,037      $75,675       $77,265      $95,230      $102,312

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           1.10%(2)     1.07%(2)      1.10 %       1.00%         0.96%
   Net investment income                                        4.17%        4.52%         4.84 %       4.72%         4.90%

Portfolio turnover                                                20%           3%           12 %         14%            9%


                                                                                      CLASS B
                                                              ------------------------------------------------------------
                                                                                 YEAR ENDED APRIL 30,
                                                              ------------------------------------------------------------
                                                               2002         2001          2000         1999          1998
Net asset value, beginning of period                          $12.55       $12.14        $13.20       $13.13        $12.73
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                                 0.44         0.48          0.51         0.54          0.56
   Net realized and unrealized gain (loss)                      0.38         0.50         (0.91)        0.12          0.46
                                                              ------       ------        ------       ------        ------
        TOTAL FROM INVESTMENT OPERATIONS                        0.82         0.98         (0.40)        0.66          1.02
                                                              ------       ------        ------       ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                        (0.44)       (0.47)        (0.51)       (0.53)        (0.55)
   Distributions from net realized gains                       (0.09)       (0.10)        (0.15)       (0.06)        (0.07)
                                                              ------       ------        ------       ------        ------
     TOTAL DISTRIBUTIONS                                       (0.53)       (0.57)        (0.66)       (0.59)        (0.62)
                                                              ------       ------        ------       ------        ------
   Change in net asset value                                    0.29         0.41         (1.06)        0.07          0.40
                                                              ------       ------        ------       ------        ------
NET ASSET VALUE, END OF PERIOD                                $12.84       $12.55        $12.14       $13.20        $13.13
                                                              ======       ======        ======       ======        ======
Total return(1)                                                 6.62%        8.15%        (2.98)%       5.11%         8.10%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                      $1,731       $1,790        $1,741       $1,897        $1,562

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                           1.85%(2)     1.82%(2)      1.85 %       1.75%         1.71%
   Net investment income                                        3.42%        3.77%         4.09 %       3.97%         4.15%
Portfolio turnover                                                20%           3%           12 %         14%            9%

(1) Maximum sales charge is not reflected in total return calculation.
(2) For the periods ended April 30, 2002 and 2001, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements
8

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002

1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") is organized as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund is a diversified Fund and its investment objective is to obtain a high level of current income exempt from California state and local income taxes, as well as Federal income tax, consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable and tax-exempt income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions to shareholders are declared and recorded daily. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non- taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

E. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. The Fund may enter into financial futures contracts as a hedge against anticipated changes in the market value of the portfolio securities. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. As of April 30, 2002, the Fund had no futures contracts outstanding.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the adviser, Phoenix Investment Counsel, Inc. ("PIC"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee at an annual rate of 0.45% of the average daily net assets of the Fund for the first $1 billion, 0.40% for the second $1 billion, and 0.35% for average daily net assets of over $2 billion.

   As Distributor of the Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Fund that it retained net selling commissions of $4,267 for Class A shares and deferred sales charges of $1,071 for Class B shares for the year ended April 30, 2002. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distributor has advised the Fund that of the total amount expensed for the year ended April 30, 2002, $28,604 was retained by the Distributor and $173,850 was paid to unaffiliated participants.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (CONTINUED)

   As Financial Agent of the Fund, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the year ended April 30, 2002, financial agent fees were $97,815, of which PEPCO received $36,304. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust as sub-transfer agent. For the year ended April 30, 2002, transfer agent fees were $61,408, of which PEPCO retained $12,182, which is net of fees paid to State Street.

   At April 30, 2002, PNX and affiliates held 266 Class A shares and 11,976 Class B shares of the Fund with a combined value of $157,185.

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities, for the year ended April 30, 2002, aggregated $14,364,655 and $19,688,673, respectively. There were no purchases or sales of long-term U.S. Government securities.

4. ASSET CONCENTRATION

   The Fund invests primarily in California municipal securities and is more susceptible to economic, political and other developments that may adversely affect issuers of such securities, than a more geographically diversified fund. Such developments could result in certain adverse consequences including impairing the market value and marketability of the securities, as well as impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

5. FEDERAL INCOME TAX INFORMATION

   As of April 30, 2002, the components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the Schedule of Investments) consist of undistributed ordinary income of $31,609 (which includes $2,757 of tax exempt income) and undistributed long-term capital gains of $303,321.

   The differences between the book and tax basis components of distributable earnings related principally to the timing of recognition of income and gains for federal income tax purposes. Short-term gain distributions reported in the Statement of Changes in Net Assets are reported as ordinary income for federal tax purposes. Dividends from net investment income reported in the Statement of Changes in Net Assets includes $3,037,476 of tax exempt income.

--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

EXEMPT-INTREEST DIVIDIENDS:

   For federal income tax purposes, 97.0% of the income dividends paid by the Fund qualify as exempt-interest dividends.

LONG-TERM CAPITAL GAINS:

   The fund designated $712,685 as long-term capital gain dividends.

--------------------------------------------------------------------------------

   This report is not authorized for distribution to prospective investors in the Phoenix-Goodwin California Tax Exempt Bond Fund, unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, Fund's record and other pertinent information.

[GRAPHICS OMITTED]

PRICEWATERHOUSECOOPERS

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Phoenix-Goodwin California Tax Exempt Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix-Goodwin California Tax Exempt Bond Fund (the "Fund") at April 30, 2002, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

/s/ PRICEWATERHOUSECOOPERS LLP
    PricewaterhouseCoopers LLP

Boston, Massachusetts
June 12, 2002

FUND MANAGEMENT

   Information pertaining to the Trustees and officers 1 of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

   The address of each individual, unless otherwise noted, is 56 Prospect Street, Hartford, CT 06115-0480. There is no stated term of office for Trustees of the Fund.

                                               INDEPENDENT TRUSTEES

                                                      NUMBER OF
                                                   PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF           OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS               TIME SERVED 1           TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Robert Chesek (67)         Served since 1993.          31                     Currently retired.
------------------------------------------------------------------------------------------------------------------------------------
  E. Virgil Conway (72)      Served since 1988.          33                     Chairman, Rittenhouse Advisors, LLC (consulting
  Rittenhouse Advisors, LLC                                                     firm) since 2001. Trustee/Director, Consolidated
  101 Park Avenue                                                               Edison Company of New York, Inc. (1970-present),
  New York, NY 10178                                                            Pace University (1978-present), Urstadt Biddle
                                                                                Property Corp. (1989-present), Greater New York
                                                                                Councils, Boy Scouts of America (1985-present),
                                                                                Union Pacific Corp. (1978-present), Blackrock
                                                                                Freddie Mac Mortgage Securities Fund (Advisory
                                                                                Director) (1990-present), Centennial Insurance
                                                                                Company (1974-present), Josiah Macy, Jr.,
                                                                                Foundation (1975-present), The Harlem Youth
                                                                                Development Foundation (1998-present), Accuhealth
                                                                                (1994-present), Trism, Inc. (1994-present), Realty
                                                                                Foundation of New York (1972-present), New York
                                                                                Housing Partnership Development Corp. (Chairman)
                                                                                (1981-present) and Academy of Political Science
                                                                                (Vice Chairman) (1985 to present). Chairman,
                                                                                Metropolitan Transportation Authority (1992-2001).
                                                                                Director, Atlantic Mutual Insurance Company
                                                                                (1974-2002).
------------------------------------------------------------------------------------------------------------------------------------
  Harry Dalzell-Payne (72)   Served since 1988.          33                     Currently retired.
  The Flat, Elmore Court
  Elmore,
  GL05, GL2 3NT U.K.
------------------------------------------------------------------------------------------------------------------------------------
  Francis E. Jeffries (71)   Served since 1995.          34                     Director, The Empire District Electric Company
  8477 Bay Colony Dr. #902                                                      (1984-present). Director (1989-1997), Chairman of
  Naples, FL 34108                                                              the Board (1993-1997), Phoenix Investment
                                                                                Partners, Ltd.
------------------------------------------------------------------------------------------------------------------------------------
  Leroy Keith, Jr. (62)      Served since 1993.          31                     Partner, Stonington Partners, Inc. (private equity
  Stonington Partners, Inc.                                                     fund) since 2001. Chairman (1995 to 2000) and
  736 Market Street,                                                            Chief Executive Officer (1995-1998), Carson
  Ste. 1430                                                                     Products Company (cosmetics). Director/Trustee,
  Chattanooga, TN 37402                                                         Evergreen Funds (6 portfolios).
------------------------------------------------------------------------------------------------------------------------------------
  Geraldine M. McNamara (50) Served since 2001.          31                     Managing Director, U.S. Trust Company of New York
  United States                                                                 (private bank) (1982-present).
  Trust Company of NY
  114 West 47th Street
  New York, NY 10036
------------------------------------------------------------------------------------------------------------------------------------

12

FUND MANAGEMENT (CONTINUED)

                                                INDEPENDENT TRUSTEES


                                                      NUMBER OF
                                                   PORTFOLIOS IN
                                                    FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
    NAME, (AGE), AND             LENGTH OF           OVERSEEN BY                          DURING PAST 5 YEARS AND
         ADDRESS               TIME SERVED 1           TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  Everett L. Morris (73)      Served since 1995.          33                     Vice President, W.H. Reaves and Company
  W.H. Reaves and Company                                                        (investment management) (1993-present).
  10 Exchange Place
  Jersey City, NJ 07302
------------------------------------------------------------------------------------------------------------------------------------
  James M. Oates (55)         Served since 1993.          31                     Chairman, IBEX Capital Markets Inc. (financial
  IBEX Capital Markets, Inc.,                                                    services) (1997-present). Managing Director,
  60 State Street, Ste. 950                                                      Wydown Group (consulting firm) (1994-present).
  Boston, MA 02109                                                               Director, Investors Financial Service Corporation
                                                                                 (1995-present), Investors Bank & Trust Corporation
                                                                                 (1995-present), Plymouth Rubber Co.
                                                                                 (1995-present), Stifel Financial (1996-present),
                                                                                 Connecticut River Bancorp (1998-present),
                                                                                 Connecticut River Bank (1998-present), 1Mind, Inc.
                                                                                 (1999-present) and 1Mind.com (2000-present).
                                                                                 Director and Treasurer, Endowment for Health, Inc.
                                                                                 (2000-present). Chairman, Emerson Investment
                                                                                 Management, Inc. (2000-present). Member, Chief
                                                                                 Executives Organization (1996-present). Vice
                                                                                 Chairman, Massachusetts Housing Partnership
                                                                                 (1998-1999). Director, Blue Cross and Blue Shield
                                                                                 of New Hampshire (1994-1999), AIB Govett Funds
                                                                                 (1991-2000) and Command Systems, Inc. (1998-2000).
                                                                                 Director, Phoenix Investment Partners, Ltd.
                                                                                 (1995-2001).
------------------------------------------------------------------------------------------------------------------------------------
  Herbert Roth, Jr. (73)      Served since 1993.          31                     Retired. Member, Directors Advisory Council,
  134 Lake Street                                                                Phoenix Life Insurance Company (1998-present).
  Sherbom, MA 01770                                                              Director, Boston Edison Company (1978-present),
                                                                                 Landauer, Inc. (medical services) (1970-present),
                                                                                 Tech Ops./Sevcon, Inc. (electronic controllers)
                                                                                 (1987-present), and Mark IV Industries
                                                                                 (diversified manufacturer) (1985-present).
                                                                                 Director, Phoenix Home Life Mutual Insurance
                                                                                 Company (1972-1998).
------------------------------------------------------------------------------------------------------------------------------------
  Richard E. Segerson (55)    Served since 1988.          31                     Managing Director, Northway Management Company
  Northway Management                                                            (1998-present). Managing Director, Mullin
  Company                                                                        Associates (1993-1998).
  164 Mason Street
  Greenwich, CT 06830
------------------------------------------------------------------------------------------------------------------------------------
  Lowell P. Weicker, Jr. (70) Served since 1995.          31                     Director, UST Inc. (1995-present), HPSC Inc.
  200 Duke Street                                                                (1995-present), Compuware (1996-present) and WWF,
  Alexandria, VA 22314                                                           Inc. (2000-present). President, The Trust for
                                                                                 America's Health (non-profit) (2001-present).
                                                                                 Director, Duty Free International, Inc.
                                                                                 (1997-1998).
------------------------------------------------------------------------------------------------------------------------------------

                                                                              13

FUND MANAGEMENT (CONTINUED)

                                                           INTERESTED TRUSTEE

     The individual listed below is an "interested person" of the Fund, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


                                                     NUMBER OF
                                                   PORTFOLIOS IN
                                                    FUND COMPLEX                            PRINCIPAL OCCUPATION(S)
     NAME, (AGE), ADDRESS       LENGTH OF            OVERSEEN BY                            DURING PAST 5 YEARS AND
  AND POSTION(S) WITH TRUST   TIME SERVED 1           TRUSTEE                        OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
 *Philip R. McLoughlin (55)  Served since 1993.          44                      Chairman (1997-present), Director (1995-present),
                                                                                 Vice Chairman (1995-1997) and Chief Executive
  Chairman and President                                                         Officer (1995-present), Phoenix Investment
                                                                                 Partners, Ltd. Director, Executive Vice President
                                                                                 and Chief Investment Officer, The Phoenix
                                                                                 Companies, Inc. (2001-present). Director
                                                                                 (1994-present) and Executive Vice President,
                                                                                 Investments (1988-present), Phoenix Life Insurance
                                                                                 Company. Director (1983-present) and Chairman
                                                                                 (1995-present), Phoenix Investment Counsel, Inc.
                                                                                 Director (1984-present) and President (1990-2000),
                                                                                 Phoenix Equity Planning Corporation. Chairman and
                                                                                 Chief Executive Officer, Phoenix/Zweig Advisers
                                                                                 LLC (1999-present). Director, PXRE Corporation
                                                                                 (Delaware) (1985-present), World Trust Fund
                                                                                 (1991-present). Director and President, Phoenix
                                                                                 Investment Management Company (2001-present).
                                                                                 Director and Executive Vice President, Phoenix
                                                                                 Life and Annuity Company (1996-present). Director
                                                                                 and Executive Vice President, PHL Variable
                                                                                 Insurance Company (1995-present). Director,
                                                                                 Phoenix National Trust Company (1996-present).
                                                                                 Director and Vice President, PM Holdings, Inc.
                                                                                 (1985-present). Director, PHL Associates, Inc.
                                                                                 (1995-present). Director (1992-present) and
                                                                                 President (1992-1994), WS Griffith Securities,
                                                                                 Inc.
------------------------------------------------------------------------------------------------------------------------------------

  * Mr. McLoughlin is an "interested person," as defined in the Investment
    Company Act of 1940, by reason of his position with Phoenix Investment
    Partners, Ltd. and its affiliates.

                                          OFFICERS 1 OF THE FUND WHO ARE NOT TRUSTEES

                             POSITION(S) HELD WITH
    NAME, (AGE), AND          TRUST AND LENGTH OF                                       PRINCIPAL OCCUPATION(S)
         ADDRESS                  TIME SERVED                                             DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Michael E. Haylon (44)     Executive Vice President                    Director and Executive Vice President; Investments, Phoenix
                                                                         Investment Partners, Ltd. (1995-present). Director (1994-
                                                                         present), President (1995-present), Phoenix Investment
                                                                         Counsel, Inc. Director, Phoenix Equity Planning Corporation
                                                                         (1995-present). Executive Vice President, Phoenix Fund
                                                                         Complex (1993-present).
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer (57)      Executive Vice President since 1993.        Executive Vice President and Chief Financial Officer
                                                                         (1999-present), Senior Vice President and Chief Financial
                                                                         Officer (1995-1999), Phoenix Investment Partners, Ltd.
                                                                         Director (1998-present), Senior Vice President, Finance
                                                                         (1990-present), Chief Financial Officer (1996-present), and
                                                                         Treasurer (1998-present), Phoenix Equity Planning
                                                                         Corporation. Director (1998-present), Senior Vice President
                                                                         (1990-present), Chief Financial Officer (1996-present) and
                                                                         Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                         Senior Vice President and Chief Financial Officer, Duff &
                                                                         Phelps Investment Management Co. (1996-present). Vice
                                                                         President, Phoenix Fund Complex (1990-present).
------------------------------------------------------------------------------------------------------------------------------------
  John F. Sharry (51)        Executive Vice President since 1998.        President, Private Client Group (1999-present), Executive
                                                                         Vice President, Retail Division (1997-1999), Phoenix
                                                                         Investment Partners, Ltd. President, Private Client Group,
                                                                         Phoenix Equity Planning Corporation (2000-present).
                                                                         Executive Vice President, Phoenix Fund Complex
                                                                         (1998-present).
------------------------------------------------------------------------------------------------------------------------------------

14

FUND MANAGEMENT (CONTINUED)

                                          OFFICERS 1 OF THE FUND WHO ARE NOT TRUSTEES



                             POSITION(S) HELD WITH
    NAME, (AGE), AND          TRUST AND LENGTH OF                                      PRINCIPAL OCCUPATION(S)
         ADDRESS                  TIME SERVED                                           DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  James D. Wehr (44)         Senior Vice President since 1997.           Senior Vice President, Fixed Income (1998-present),
                                                                         Managing Director, Fixed Income (1996-1998), Phoenix
                                                                         Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Robert S. Driessen (54)    Vice President since 1999.                  Vice President and Compliance Officer, Phoenix Investment
                                                                         Partners, Ltd. (1999-present) and Phoenix Investment
                                                                         Counsel, Inc. (1999-present). Vice President, Phoenix Fund
                                                                         Complex (1999-present). Compliance Officer (2000-present)
                                                                         and Associate Compliance Officer (1999), PXP Securities
                                                                         Corp. Vice President, Risk Management Liaison, Bank of
                                                                         America (1996-1999). Vice President, Securities Compliance,
                                                                         The Prudential Insurance Company of America (1993-1996).
                                                                         Branch Chief/Financial Analyst, Securities and Exchange
                                                                         Commission, Division of Investment Management (1972-1993).
------------------------------------------------------------------------------------------------------------------------------------
  Timothy M. Heaney (37)     Vice President since 1996.                  Managing Director, Fixed Income (1997-present), Director,
                                                                         Fixed Income Research (1996-1997), Investment Analyst
                                                                         (1995-1996), Phoenix Investment Counsel, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nancy G. Curtiss (49)     Treasurer since 1996.                        Vice President, Fund Accounting (1994-present) and
                                                                         Treasurer (1996-present), Phoenix Equity Planning
                                                                         Corporation. Treasurer, Phoenix Fund Complex (1994-
                                                                         present).
------------------------------------------------------------------------------------------------------------------------------------
  Richard J. Wirth (43)      Secretary since 2002.                       Vice President and Insurance and Investment Counsel
  One American Row                                                       (2002-present), Counsel (1993-2002), Phoenix Life Insurance
  Hartford, CT 06102                                                     Company. Secretary, Phoenix Fund Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

1 The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

PHOENIX-GOODWIN CALIFORNIA TAX EXEMPT BOND FUND

101 Munson Street
Greenfield, Massachusetts 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
James D. Wehr, Senior Vice President
Robert S. Driessen, Vice President
Timothy M. Heaney, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary

INVESTMENT ADVISER
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, Connecticut 06115-0480

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                                    PRESORTED
                                    STANDARD
                                  U.S. POSTAGE
                                      PAID
                                 Louisville, KY
                                 Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHICS OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

PXP 742 (6/02)